Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Entity Registrant Name	GOGO INC.
Entity Central Index Key	0001537054
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false